Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
IPS Strategic Capital Absolute Return Fund | Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		IPS Strategic Capital Absolute Return Fund
Accumulated Value	$ 10,000		$ 10,136	$ 11,433	$ 11,064	$ 11,840	$ 13,869	$ 12,541	$ 13,215	$ 15,823	$ 17,342	$ 17,884
IPS Strategic Capital Absolute Return Fund | S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	$ 10,000		$ 11,623	$ 13,909	$ 14,315	$ 17,455	$ 22,895	$ 20,325	$ 23,566	$ 29,960	$ 34,718	$ 41,793